Acquisitions - Supplemental Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Business acquisition, pro forma revenue	$ 727,633	$ 429,062	$ 2,034,908	$ 1,156,144	$ 1,625,476	$ 1,332,476
Net income (loss)	$ (51)	$ (102,917)	$ 3,963	$ (230,779)	$ (179,415)	$ (105,353)
Net (loss) per share — basic and diluted					$ (0.83)	$ (0.50)